Summary of significant accounting policies - Additional Information (Details)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 25, 2020	Jan. 01, 2020 shares	Dec. 17, 2019	Aug. 31, 2019 USD ($)	Jan. 31, 2020	May 31, 2020 USD ($)	May 31, 2019 USD ($)	May 31, 2020 USD ($)	May 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)
Advertising cost, net						$ 206,000		$ 389,000
Advertising costs							$ 366,000		$ 948,000	$ 1,200,000	$ 500,000
Weighted average number of common shares outstanding for the earnings per share increased | shares		24,634,560
Working capital changes						700,000		$ 1,300,000		4,600,000
Shares conversion ratio	1		0.025					1
Unbilled accounts receivable				$ 1,137,000		2,133,000		$ 2,133,000		1,137,000	310,000
Research and developments costs						1,500,000	700,000	3,400,000	3,100,000	2,300,000	4,000,000
Capitalized computer software cost				900,000		0	500,000	$ 0	$ 500,000	$ 900,000	$ 2,800,000
Capitalized Computer Software, Period Increase (Decrease)							$ 0
Concentration of credit risk percent								93.00%		92.00%	86.00%
Concentration of credit Risk description								No one individual client represents more than 10% of revenues for the three and nine months ended May 31, 2020		had no individual client that represented more than 10% of its annual revenues for either fiscal years 2019 or 2018.
Short term accrued workers compensation				100,000		500,000		$ 500,000		$ 100,000
Long term accrued workers compensation				100,000		1,000,000		1,000,000		100,000
Short term assets				200,000		2,400,000		$ 2,400,000		$ 200,000
Risk-free interest rate								0.47%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								134.00%		119.00%	121.00%
Short term liabilities						2,000,000		$ 2,000,000
Long term assets				800,000		1,700,000		1,700,000		$ 800,000
Long term liabilities						5,500,000		5,500,000
Short-term asset and workers compensation - deposits				100,000		500,000		500,000		100,000
Long-term asset and workers compensation - deposits				500,000		300,000		300,000		500,000
Settlement claims								500,000
Cash in excess by FDIC				2,354,000						2,354,000
Accounts Receivable [Member]
Unbilled accounts receivable				$ 170,000		270,000		$ 270,000		$ 170,000
Risk-free interest rate				1.76%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				100.00%
Preferred Stock
Shares conversion ratio					1			1
Warrant [Member]
Risk-free interest rate										2.41%	2.78%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										122.00%	120.00%
Everest Program [Member]
Long term accrued workers compensation						$ 100,000		$ 100,000
Risk-free interest rate				1.39%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				119.00%